UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-06402

                         Papp America-Abroad Fund, Inc.
               (Exact name of registrant as specified in charter)

                        6225 North 24th Street, Suite 150
                                Phoenix, AZ 85016
               (Address of principal executive offices) (Zip Code)

Julie A. Hein                                  Stacy H. Winick
Papp America-Abroad Fund, Inc.                 Bell, Boyd & Lloyd PLLC
6225 North 24th Street, Suite 150              1615 L Street, N.W., Suite 1200
Phoenix, AZ 85016                              Washington, DC  20036

                    (Name and address of agents for service)

Registrant's telephone number, including area code: (800) 421-4004

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

ITEM 1. REPORTS TO SHAREHOLDERS.


[GRAPHIC OF MAN SITTING IN CHAIR]

                         PAPP AMERICA-ABROAD FUND, INC.
                                 A NO-LOAD FUND



                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2003

                                                  Managed by:
                                                  L. Roy Papp & Associates, LLP
                                                  6225 North 24th Street
                                                  Suite 150
                                                  Phoenix, AZ  85016
                                                  602-956-1115
                                                  800-421-4004
                                                  E-mail: invest@roypapp.com
                                                  Web: http://www.roypapp.com
                                                       ----------------------

                         PAPP AMERICA ABROAD FUND, INC.

Dear Fellow Shareholder:

         It is nice to be able to report positive results in the stock market. The securities markets worldwide have seen a good recovery from the lows they hit in mid-March leading up to the war with Iraq. Business here in the United States and worldwide slowed precipitously beginning late last year, and continued through the war. For the past several months, consumer confidence has improved and we are beginning to see gradual signs of economic improvement. The Federal Reserve has been helpful with 40+ year low interest rates and very accommodative money supply growth. The tax cuts should also provide a boost for the economy. Investors will enjoy a 15% capital gains tax rate compared to the old 20% rate, and the maximum rate on dividends has also been reduced from 38.6% to 15%. A mutual fund that receives capital gains or qualifying dividends will generally be able to pass through to its shareholders their proportional share of these items.

         Many of the companies that we own in the Papp America Abroad Fund are enjoying the lower level of the U.S. dollar against the euro, the British pound, and the yen. Because our companies derive a major portion of their profits overseas, those profits translate into more dollars due to the weaker level of the U.S. dollar. It also helps make our companies more competitive in the global marketplace. We think the U.S. dollar was overpriced when $0.85 could buy one euro. We think a more reasonable level is somewhere between $1.05 to $1.10 per euro. Over the past several weeks, the euro seems to have stabilized around $1.15 per euro. We are happy with this level, and we are happy that the dollar seems to have stabilized. We also think that the weak dollar will force interest rates to decline a little further in Europe; and it will help put pressure on some European governments to work harder to stimulate their economies.

         We are particularly encouraged about the process of globalization. American companies are far and away the leaders in growing their businesses worldwide. They are better financed; they use technological advantage better, and overall are a lot more efficient than their competitors in the world marketplace. We believe the companies in the Fund are particularly well positioned to continue to grow their businesses. They are established companies that dominate or lead their industries. Most sell mission-critical products that their customers cannot or will not do without. They have certainly been impacted by the horrible market conditions over the past three years, but we do not believe any are in any jeopardy.

         Our Fund was up 7.1% during the six months ended June 30, 2003. This compares to 10.0% for the Morgan Stanley World Index, and 11.8% for the Standard & Poor's 500 Stock Index. As of July 22, 2003, the Fund was up 12.3% year to date, as compared to 11.1% for the Morgan Stanley World Index, and 13.4% for the Standard & Poor's 500 Index. We appreciate your confidence in the Fund, particularly over the long and difficult market conditions that we have experienced. We believe that your patience is beginning to be rewarded.

         Best regards,

         /s/ L. Roy Papp, Chairman

         L. Roy Papp, Chairman

------------------------------------------------------
I am sad to report that our beloved friend, long time
partner, and officer of our Fund, Bob Mueller, passed
away on July 22, 2003. We mourn his loss.
------------------------------------------------------

The Fund's average annual total return for the one, five and ten year periods ended June 30, 2003 and since inception is -4.11%, -4.70%, 8.90% and 8.32%, as compared to 0.25%, -1.61%, 10.04% and10.70% for the Standard & Poor's 500 Stock Index and -4.05%, -3.98%, 5.41% and 6.09% for the Morgan Stanley World Index over the same periods. Performance shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not predictive of future performance. The investment return and principal value of an investment in the Fund will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. This Fund's performance is measured against that of the Standard & Poor's 500 Stock Index, an unmanaged, market-weighted index that includes stocks of 500 of the largest U.S. companies. The Morgan Stanley World Index is an unmanaged, market-weighted index that includes 50% foreign companies and 50% United States companies. Because it invests primarily in companies with foreign business interests, investing in the Fund may be riskier in some ways than investing in companies whose operations are in the U.S. only. Certain political and economic risks may affect the Fund's portfolio companies, especially those with commitments in developing countries. These risks include: foreign controls over currency exchange; restrictions on monetary repatriation; oppressive regulation; differing tax systems among countries, with differing consequences to portfolio companies; possible seizure, nationalization or expropriation of assets; and political, economic or social instability.

                         PAPP AMERICA-ABROAD FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JUNE 30, 2003
                                  (UNAUDITED)
                                                                          Number          Fair
Common Stocks                                                          of Shares         Value
----------------------------------------------------------------   -------------   -----------
FINANCIAL SERVICES (19.8%)
   General Electric Company
      (Diversified financial and industrial company)                     130,000   $ 3,728,400
   State Street Corporation
      (Provider of U.S. and global securities custodial services)        193,000     7,604,200
                                                                                   -----------
                                                                                    11,332,600
                                                                                   -----------

SEMICONDUCTORS & EQUIPMENT (15.4%)
   Applied Materials, Inc.*
      (Developer, manufacturer, and marketer of
       semiconductor manufacturing systems)                               72,000     1,141,920
   Intel Corporation
      (Manufacturer of microprocessors, microcontrollers,
       and memory chips)                                                 308,000     6,401,472
   Linear Technology
      (Designer of high performance analog semiconductors)                40,000     1,288,400
                                                                                   -----------
                                                                                     8,831,792
                                                                                   -----------

SOFTWARE (13.7%)
    Microsoft Corporation
       (Personal computer software)                                      306,000     7,836,660
                                                                                   -----------

MEDICAL PRODUCTS (12.5%)
   Johnson & Johnson
      (Healthcare products)                                              103,000     5,325,100
   Medtronic, Inc.
      (Manufacturer of implantable biomedical devices)                    38,000     1,822,860
                                                                                   -----------
                                                                                     7,147,960
                                                                                   -----------

INDUSTRIAL SERVICES (12.3%)
   Expeditors International of Washington, Inc.
      (International air freight forwarding)                             137,600     4,766,464
   Omnicom Group, Inc.
      (Worldwide advertising agencies)                                    32,000     2,294,400
                                                                                   -----------
                                                                                     7,060,864
                                                                                   -----------

PHARMACEUTICAL (12.0%)
   Eli Lilly & Company
      (Prescription pharmaceuticals)                                      22,500     1,551,825
   Merck & Company, Inc.
      (Prescription pharmaceuticals)                                      88,500     5,358,675
                                                                                   -----------
                                                                                     6,910,500
                                                                                   -----------

The description provided in parentheses of the investment is unaudited.
    *Non-income producing security

        The accompanying notes are an integral part of this financial statement.


                                       3

                         PAPP AMERICA-ABROAD FUND, INC
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JUNE 30, 2003
                                  (UNAUDITED)

                                                                          Number          Fair
Common Stocks (continued)                                              of Shares         Value
----------------------------------------------------------------   -------------   -----------
INSURANCE (5.5%)
   American International Group
      (International insurance holding company)                           57,500   $ 3,172,850
                                                                                   -----------

COMPUTER EQUIPMENT (2.4%)
   EMC Corporation *
      (Manufacturer of enterprise computer storage systems)               14,000       146,580
   Hewlett-Packard Company
      (Manufacturer of printers, computers, and supplies)                 13,000       276,900
   International Business Machines Corporation
      (Global provider of information technology, hardware,
      software, and services)                                             11,500       948,750
                                                                                   -----------
                                                                                     1,372,230
                                                                                   -----------

ELECTRONIC EQUIPMENT (2.3%)
   American Power Conversion
      (Producer of uninterruptible power supply products)                 18,000       280,620
   Molex, Inc.
      (Supplier of interconnection products)                              45,250     1,048,850
                                                                                   -----------
                                                                                     1,329,470
                                                                                   -----------
CONSUMER PRODUCTS (1.2%)
   Colgate-Palmolive Company
      (Manufacturer and marketer of oral care and
      other personal care products)                                       12,000       695,400
                                                                                   -----------

BIOTECHNOLOGY (1.1%)
   Techne Corporation*
      (Producer of biotechnology products)                                21,000       637,140
                                                                                   -----------

CHEMICALS (0.7%)
    Sigma-Aldrich Corporation
      (Develops, manufactures, and distributes
      specialty chemicals)                                                 8,000       433,440
                                                                                   -----------

OIL EXPLORATION AND PRODUCTION (0.4%)
   Royal Dutch Petroleum Company, PLC
      (Oil exploration and production company)                             5,000       233,100
                                                                                   -----------

TOTAL COMMON STOCKS  99.3% (cost $38,630,987)                                       56,994,006
CASH AND OTHER ASSETS, LESS LIABILITIES 0.7%                                           392,730
                                                                                   -----------
NET ASSETS - 100.0%                                                                $57,386,736
                                                                                   ===========

The description provided in parentheses of the investment is unaudited.
    *Non-income producing security

        The accompanying notes are an integral part of this financial statement.

                                       4


                         PAPP AMERICA-ABROAD FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2003
                                  (UNAUDITED)

                                     ASSETS
Investment in securities, at fair value (cost $38,630,987) (Note 1)       $56,994,006
Cash                                                                          237,279
Dividends and interest receivable                                              93,606
Receivable for securities sold                                                102,067
                                                                          -----------
               Total assets                                                57,426,958
                                                                          -----------

                                  LIABILITIES

Accrued expenses                                                               40,222
                                                                          -----------
               Net assets                                                 $57,386,736
                                                                          ===========

                             ANALYSIS OF NET ASSETS

Paid-in capital                                                           $38,384,918
Accumulated undistributed realized gain on investments sold                   638,799
Net unrealized appreciation on investments                                 18,363,019
                                                                          -----------
    Net assets applicable to Fund shares outstanding                      $57,386,736
                                                                          ===========


Fund shares outstanding                                                     3,192,595
                                                                          ===========


Net Asset Value Per Share                                                 $     17.97
                                                                          ===========
   (Based on 3,192,595 shares outstanding at June 30, 2003)


        The accompanying notes are an integral part of this financial statement.

                         PAPP AMERICA-ABROAD FUND, INC.
                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2003
                                  (UNAUDITED)
INVESTMENT INCOME:
  Dividends                                                               $   334,890
  Interest                                                                      1,020
  Foreign taxes withheld                                                         (826)
                                                                          -----------
              Total investment income                                         335,084
                                                                          -----------

EXPENSES:
  Management fee (Note 3)                                                     279,382
  Legal fees                                                                   21,138
  Printing and postage fees                                                    14,475
  Filing fees                                                                  14,259
  Auditing fees                                                                 8,740
  Custodial fees                                                                5,588
  Transfer agent fees (Note 3)                                                  5,177
  Directors' attendance fees                                                    3,600
  Other fees                                                                    1,300
                                                                          -----------
            Total expenses                                                    353,659

Less fees waived by adviser (Note 3)                                           (4,431)
                                                                          -----------
            Net expenses                                                      349,228

Net investment loss                                                           (14,144)
                                                                           -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Proceeds from sales of securities                                         4,859,031
  Cost of securities sold                                                  (4,069,312)
                                                                          -----------
      Net realized gain on investments sold                                   789,719

Net change in unrealized appreciation on investments                        3,067,449
                                                                          -----------

Net realized and unrealized gain on investments                             3,857,168
                                                                          -----------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $ 3,843,024
                                                                          ===========


        The accompanying notes are an integral part of this financial statement.

                         PAPP AMERICA-ABROAD FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                   FOR THE SIX MONTHS ENDED JUNE 30, 2003 AND
                        THE YEAR ENDED DECEMBER 31, 2002
                                  (UNAUDITED)
                                                                                  2003                 2002
                                                                              ------------         ------------
FROM OPERATIONS:
   Net investment loss                                                        $    (14,144)        $   (146,835)
   Net realized gain on investments sold                                           789,719               35,450
   Net change in unrealized appreciation on investments                          3,067,449          (22,276,386)
                                                                              ------------         ------------
         Increase/(Decrease) in net assets resulting
          from operations                                                        3,843,024          (22,387,771)
                                                                              ------------         ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net realized gain on investment securities sold - prior year                       --                   --
   Net realized gain on investment securities sold                                    --                   --
                                                                              ------------         ------------
          Decrease in net assets resulting from
          distributions to shareholders                                               --                   --
                                                                              ------------         ------------

FROM SHAREHOLDER TRANSACTIONS:
   Proceeds from sale of shares                                                  1,460,636            4,169,477
   Net asset value of shares issued to shareholders in
         reinvestment of net realized gain on investment
         securities sold                                                              --                   --
   Payments for redemption of shares                                            (5,648,895)         (23,364,580)
                                                                              ------------         ------------
          Decrease in net assets resulting from
          shareholder transactions                                              (4,188,259)         (19,195,103)
                                                                              ------------         ------------

Total decrease in net assets                                                      (345,235)         (41,582,874)

Net assets at beginning of the period                                           57,731,971           99,314,845
                                                                              ------------         ------------
Net assets at end of the period                                               $ 57,386,736         $ 57,731,971
                                                                              ============         ============


   The accompanying notes are an integral part of these financial statements

                         PAPP AMERICA-ABROAD FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

(1)      SIGNIFICANT ACCOUNTING POLICIES:

Papp America-Abroad Fund, Inc. (the Fund) was incorporated on August 15, 1991, and is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. Operations of the Fund commenced on December 6, 1991. The Fund invests with the objective of long-term capital growth in the common stocks of United States companies that have substantial international activities and, to a much lesser extent, in the common stocks of foreign enterprises that are traded publicly in United States securities markets.

The policies described below are followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States.

         INVESTMENT IN SECURITIES

For purposes of computing the net asset value of a share of the Fund, securities traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair value as determined in good faith by the Board of Directors.

Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation or depreciation are calculated on the identified cost basis.

         NET ASSET VALUE, ORDERS, AND REDEMPTIONS

The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order. The Fund's net asset value per share (NAV) is the value of a single share. It is computed by dividing the market value of a fund's assets, less its liabilities, by the number of shares outstanding, and rounding the result to the nearest full cent. The NAV is determined as of the close of trading on the New York Stock Exchange, currently 4:00 p.m. Eastern Standard time, on any day on which that Exchange is open for trading.

         USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

         FEDERAL INCOME TAXES

The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies. The Code requires that substantially all of the Fund's taxable income, as well as any net realized gain on sales of investments, are to be distributed to the shareholders. The Fund has complied with this policy and, accordingly, no provision for Federal income taxes is required.

During the year ended December 31, 2002, the Fund reclassified $186,369 from undistributed net realized gains to additional paid-in-capital to align financial reporting with tax reporting. In addition, the Fund's accumulated net investment losses that are not available deductions for tax purposes of $2,253,766 were reclassified to paid in capital.

At December 31, 2002, the capital loss carry forward for U.S. Federal income tax purposes is $150,919. This amount was incurred in 2002 and, as such, will expire December 31, 2010. The Fund may offset future capital gains with this capital loss carry forward.

(2)      DIVIDENDS AND DISTRIBUTIONS:

Dividends and capital gain distributions are reinvested in additional shares of the Fund unless the shareholder has requested in writing to be paid by check. Dividends and distributions payable to its shareholders are recorded by the Fund on the ex-dividend date.

During the year ended December 31, 2002, the Fund designated as a capital gain distribution a portion of earnings and profits.

There were no significant differences between the book basis and tax basis of distributions for the year ended December 31, 2002.

(3)      TRANSACTIONS WITH AFFILIATES:

The Fund has an investment advisory and management services agreement with L. Roy Papp & Associates, LLP (the Manager). The Manager receives from the Fund, as compensation for its services, a fee accrued daily and payable monthly at an annual rate of 1% of the Fund's net assets. The Manager will reimburse the Fund to the extent the Fund's regular operating expenses during any of its fiscal years exceed 1.25% of its average daily net asset value in such year. Management fees of $4,431 were waived as of June 30, 2003. The Fund incurred fees of $5,177 and $22,467 in 2003 and 2002, respectively, from the Manager for providing shareholder and transfer agent services.

The Fund's independent directors receive $900 for each meeting of the Board of Directors attended on behalf of the Fund. Certain officers and/or directors of the Fund are also partners of the Manager and shareholders in the Fund. The Fund made no payments to its officers or directors, except to independent directors as stated above.

(4)      PURCHASES AND SALES OF SECURITIES:

For the six months ended June 30, 2003, purchase and sale transactions excluding short-term investments, were $646,872 and $4,859,031, respectively.

(5)      CAPITAL SHARE TRANSACTIONS:

At June 30, 2003, there were 25,000,000 shares of $.01 par value capital stock authorized. Transactions in capital shares of the Fund were as follows:


        Six Months ended June 30, 2003
        Shares issued                   $    1,460,636                   85,811
        Distributions reinvested                    --                       --
        Shares redeemed                     (5,648,895)                (333,061)
                                        --------------              ------------
           Net decrease                 $   (4,188,259)                (247,250)
                                        ==============              ============



                                           Proceeds                     Shares
                                        --------------              ------------
        Year ended December 31, 2002
        Shares issued                   $    4,169,477                  205,390
        Shares redeemed                    (23,360,647)              (1,202,459)
                                        --------------              ------------
           Net decrease                 $  (19,191,170)                (997,069)
                                        ==============              ============


(6)      UNREALIZED APPRECIATION:

The U.S. Federal income tax basis of the Fund's investments at June 30, 2003, was $38,630,987, and net unrealized appreciation for U.S. Federal income tax purposes was $18,363,019, with gross unrealized gains on investments in which fair value exceeded cost totaled $18,363,019.

(7)      SELECTED FINANCIAL HIGHLIGHTS:

The following selected per share data has been calculated using revenues and expenses for the years indicated, divided by the average number of shares outstanding during the years. The ratios are calculated using the revenues and expenses for the years, divided by the average of the daily net assets of the Fund.

                                        Six months
                                          Ended                                   Year Ended December 31,
                                      June 30, 2003       2002             2001             2000            1999            1998
                                      -------------    -----------     -----------     ------------    ------------    ------------
Net asset value, beginning
   of year                             $     16.78     $    22.38      $     27.75     $      35.25    $      32.13    $      25.98
Income from operations:
   Net investment loss                           -          (0.19)           (0.18)           (0.22)          (0.23)          (0.05)
   Net realized and unrealized
     gain/(loss) on investments               1.19          (5.41)           (4.19)           (2.19)           4.74            6.24
                                       -----------     -----------     -----------     ------------    ------------    ------------
         Total from operations                1.19          (5.60)           (4.37)           (2.41)           4.51            6.19

Less distributions from:
    Net realized gains                           -               -           (1.00)           (5.09)          (1.39)          (0.04)
                                       -----------     -----------     -----------     ------------    ------------    ------------
         Total distributions                     -               -           (1.00)           (5.09)          (1.39)          (0.04)
                                       -----------     -----------     -----------     ------------    ------------    ------------
Net asset value, end of period         $     17.97     $     16.78     $     22.38     $      27.75    $      35.25    $      32.13
                                       ===========     ===========     ===========     ============    ============    ============
         Total return                        7.09%         -25.02%         -15.92%           -8.62%          14.01%          23.83%
                                       ===========     ===========     ===========     ============    ============    ============
Ratios/Supplemental Data:
   Net assets, end of period           $57,386,736     $57,731,971     $99,314,845     $168,616,225    $242,610,345    $342,814,636
   Expenses to average net
      assets (A)                             1.25%*          1.18%           1.11%            1.08%           1.07%           1.08%
    Investment income to
      average net assets                     1.19%*          0.98%           0.84%            0.57%           0.61%           0.82%
   Portfolio turnover rate                   1.17%*         10.07%           3.76%           10.78%           5.47%          24.97%

* Annualized

(A) If the Fund paid all of its expenses and there had been no reimbursement by the investment adviser, this ratio would have been 1.26% for the period ended June 30, 2003.

                         PAPP AMERICA-ABROAD FUND, INC.

                                    DIRECTORS

       James K. Ballinger                              Harry A. Papp
       Amy S. Clague                                   L. Roy Papp
       Julie A. Hein                                   Rosellen C. Papp
       Robert L. Mueller

                                    OFFICERS

       Chairman - L. Roy Papp                          President - Harry A. Papp

                                 VICE PRESIDENTS

       Russell A. Biehl                                Julie A. Hein
       Victoria S. Cavallero                           Robert L. Mueller
       Jane E. Couperus                                Rosellen C. Papp
       Jeffrey N. Edwards                              John L. Stull
       T. Kent Hardaway

                          Secretary - Robert L. Mueller
                          Treasurer - Rosellen C. Papp
                       Assistant Treasurer - Julie A. Hein

                               INVESTMENT ADVISER
                          L. Roy Papp & Associates, LLP
                        6225 North 24th Street, Suite 150
                                Phoenix, AZ 85016
                            Telephone: (602) 956-1115
                       Web address: http//www.roypapp.com
                        Email address: invest@roypapp.com

                                    CUSTODIAN
                                  Compass Bank
                          7335 E. Doubletree Ranch Road
                            Scottsdale, Arizona 85258

                     SHAREHOLDER SERVICES AND TRANSFER AGENT
                          L. Roy Papp & Associates, LLP
                        6225 North 24th Street, Suite 150
                                Phoenix, AZ 85016
                    Telephone: (602) 956-1115, (800) 421-4004

                         INDEPENDENT PUBLIC ACCOUNTANTS
                             Deloitte & Touche, LLP
                       2901 N. Central Avenue, Suite 1200
                                Phoenix, AZ 85012

                                  LEGAL COUNSEL
                             Bell, Boyd & Lloyd LLC
                             70 West Madison Street
                             Chicago, Illinois 60602

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless it is accompanied or preceded by a currently effective prospectus of the Fund. No sales charge to the shareholder or to the new investor is made in offering the shares of the Fund.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. [Reserved]


ITEM 6. [Reserved]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [Reserved]


ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a)        Not applicable.

(b)  (1)   Certifications pursuant to Rule 30a-2 under the Investment Company
           Act of 1940 (17 CFR 270.30a-2), attached hereto as Exhibits (b)(1)(i) and (b)(1)(ii)

     (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)(2)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Papp America-Abroad Fund, Inc.

By:      /s/ Harry A. Papp
         Harry A. Papp
         President (Principal Executive Officer)

Date:    August 12, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Harry A. Papp
         Harry A. Papp
         President
         (Principal Executive Officer)
Date:    August 12, 2003

By:      /s/Rosellen C. Papp
         Rosellen C. Papp
         Vice President and Treasurer
         (Principal Financial Officer)

Date:    August 12, 2003